Associates and Joint Ventures - Summary of Financial Information of the Group's Associates and Joint Ventures (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue	[1]	£ 20,292	£ 14,751	£ 13,104
Profit/(loss) before taxation		29,591	6,245	5,855
Post-tax results of associates and joint ventures		37,704	4,839	4,522
Other comprehensive income		(3,131)	1,587	(586)
Total comprehensive income		34,573	6,426	3,936
Associates And Joint Ventures
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		14,085	16,491	11,186
Profit/(loss) before taxation		4,063	8,902	5,782
Post-tax results of associates and joint ventures		2,600	5,605	3,225
Other comprehensive income		(738)	3,659	703
Total comprehensive income		1,862	9,264	3,928
Reynolds American Inc.
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		5,525	9,224	6,986
Profit/(loss) before taxation		2,017	7,111	4,250
Post-tax results of associates and joint ventures		1,261	4,457	2,203
Other comprehensive income		(595)	3,125	684
Total comprehensive income		666	7,582	2,887
ITC Ltd.
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		6,607	5,350	3,839
Profit/(loss) before taxation		2,054	1,743	1,505
Post-tax results of associates and joint ventures		1,362	1,114	1,005
Other comprehensive income		(135)	712	43
Total comprehensive income		1,227	1,826	1,048
Other Associates
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		1,953	1,917	361
Profit/(loss) before taxation		(8)	48	27
Post-tax results of associates and joint ventures		(23)	34	17
Other comprehensive income		(8)	(178)	(24)
Total comprehensive income		£ (31)	£ (144)	£ (7)

[1]	Revenue is net of duty, excise and other taxes of £37,780 million, £32,136 million and £27,896 million for the years ended 31 December 2017, 2016 and 2015, respectively.